Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Earnings (Loss) from Continuing Operations Before Tax by Jurisdiction
Earnings (loss) from continuing operations before tax by jurisdiction are as follows:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
US	195	60	131
International (1)	126	407	302
Total	321	467	433
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(1)
Includes aggregate earnings generated by operations in Bermuda, Luxembourg, the Netherlands and Hong Kong of $320 million, $317 million and $257 million for the years ended December 31, 2012, 2011 and 2010, respectively, which have an aggregate effective income tax rate of 5.6%, 4.0% and 4.8% for each year, respectively.

Schedule of Income Tax Provision (Benefit)
The income tax provision (benefit) consists of the following:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions)
Current
US	41	24	62
International	76	32	34
Total	117	56	96
Deferred
US	(66)	(11)	(15)
International	(106)	(4)	(9)
Total	(172)	(15)	(24)
Total	(55)	41	72

Schedule of Effective Tax Rate Reconciliation
A reconciliation of the significant differences between the US federal statutory tax rate of 35% and the effective income tax rate on income from continuing operations is as follows:

	Year Ended December 31,
	2012	2011	2010
	As Adjusted (Note 2)
	(In $ millions, except percentages)
Income tax provision computed at US federal statutory tax rate	112	163	152
Change in valuation allowance	29	7	38
Equity income and dividends	(31)	(25)	(41)
(Income) expense not resulting in tax impact, net	(39)	(16)	8
US tax effect of foreign earnings and dividends	42	48	28
Foreign tax credits	(187)	(66)	(33)
Other foreign tax rate differentials	(2)	(58)	(10)
Legislative changes	—	—	(71)	(1)
Tax-deductible interest on foreign equity investments and other related items	11	(3)	(3)
State income taxes, net of federal benefit	4	4	3
Other, net	6	(13)	1
Income tax provision (benefit)	(55)	41	72

Effective income tax rate	(17)%	9%	17%
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(1)	Represents the impact of Miscellaneous Tax Resolutions issued by the Mexican tax authority to clarify various provisions included in the 2010 Mexican Tax Reform Bill.

Schedule of Consolidated Deferred Tax Assets and Liabilities
Significant components of the consolidated deferred tax assets and liabilities are as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Deferred Tax Assets
Pension and postretirement obligations	579	529
Accrued expenses	58	57
Inventory	—	1
Net operating loss	398	359
Tax credit carryforwards	206	94
Other	370	159
Subtotal	1,611	1,199
Valuation allowance (1)	(399)	(363)
Total	1,212	836
Deferred Tax Liabilities
Depreciation and amortization	479	319
Investments in affiliates	83	50
Other	70	51
Total	632	420
Net deferred tax assets (liabilities)	580	416
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(1)
Includes deferred tax asset valuation allowances primarily for the Company's deferred tax assets in the US, Luxembourg, France, Spain, China, the United Kingdom and Germany, as well as other foreign jurisdictions. These valuation allowances relate primarily to net operating loss carryforward benefits and other net deferred tax assets, all of which may not be realizable

Schedule of Activity Related to Uncertain Tax Positions
Activity related to uncertain tax positions is as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
As of the beginning of the year	211	244	208
Increases in tax positions for the current year	6	—	—
Increases in tax positions for prior years	42	37	85
Decreases in tax positions for prior years	(19)	(54)	(48)
Decreases due to settlements	(33)	(16)	(1)
As of the end of the year	207	211	244

Total uncertain tax positions that if recognized would impact the effective tax rate	237	230	264
Total amount of interest and penalties recognized in the consolidated statements of operations	6	(1)	11
Total amount of interest and penalties recognized in the consolidated balance sheets	61	55	56